UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7383
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  September 30, 2008

Item 1. Schedule of Investments.

	Portfolio 21
SCHEDULE OF INVESTMENTS at September 30, 2008 (Unaudited)

Shares		Value

	COMMON STOCKS: 82.3%
	Automobiles & Components: 1.3%
30,000	Denso Corp. (Japan)	$735,835
84,000	Johnson Controls, Inc. (United States)	2,547,720
		3,283,555
	Banks: 4.3%
70,000	Dexia - Brussels Exchange (Belgium)	764,637
60,000	ForeningsSparbanken AB (Sweden)	784,411
285,000	HSBC Holdings PLC (United Kingdom)	4,610,781
30,000	Royal Bank of Canada (Canada) (a)	1,423,538
370,000	UniCredito Italiano SpA (Italy)	1,383,555
96,000	Westpac Banking Corp. (Australia)	1,701,563
		10,668,485
	Capital Goods: 8.7%
60,000	Abengoa Sa (Spain) (a)	1,217,803
5,500	Acciona SA (Spain)	838,249
68,000	Apogee Enterprises, Inc. (United States)	1,022,040
240,000	Atlas Copco AB - Class A (Sweden)	2,726,636
36,000	Eaton Corp. (United States)	2,022,480
250,000	Hyflux (Singapore)	424,654
121,800	JM AB (Sweden)	995,529
45,000	Kurita Water Industries Ltd. (Japan)	1,053,985
150,000	Mitsubishi Electric Corp. (Japan)	1,012,060
18,000	Schneider Electric SA (France)	1,545,739
34,000	Siemens AG - Registered Shares (Germany)	3,197,939
87,000	Skanska AB - Class B (Sweden)	990,252
213,300	SKF AB - Class B (Sweden)	2,724,989
30,000	Tennant Co. (United States)	1,027,800
26,000	Trex Co., Inc. (United States) (a)	470,860
37,500	Volvo AB - Class B (Sweden)	338,796
		21,609,811
	Commercial Services & Supplies: 1.0%
30,000	Fuel-Tech, Inc. (United States) (a)	542,700
43,800	Herman Miller, Inc. (United States)	1,071,786
30,000	Interface, Inc. - Class A (United States)	341,100
100,000	Tomra Systems ASA (Norway)	521,986
		2,477,572
	Consumer Durables & Apparel: 4.7%
102,000	Electrolux AB- Class B (Sweden)	1,193,290
54,000	Husqvarna AB- Class A (Sweden)	401,482
180,000	Husqvarna AB - Class B (Sweden)	1,353,877
65,000	Koninklijke Philips Electronics NV - ADR (Netherlands)	1,771,250
46,000	Nike, Inc. (United States)	3,077,400
150,000	Sharp Corp. (Japan)	1,639,058
35,200	Shimano, Inc. (Japan)	1,211,792
35,000	Sony Corp. - ADR (Japan)	1,080,450
		11,728,599
	Energy: 1.8%
70,000	Gushan Environmental Energy Ltd. - ADR (China)	357,700
12,000	Suntech Power Holdings Co., Ltd. - ADR (a)	430,440
41,900	Vestas Wind Systems A/S (Denmark) (a)	3,657,237
		4,445,377
	Food & Staples Retailing: 2.0%
40,000	Carrefour SA (France)	1,886,271
79,100	United Natural Foods, Inc. (United States) (a)	1,976,709
57,000	Whole Foods Market, Inc. (United States)	1,141,710
		5,004,690
	Health Care Equipment & Services: 2.9%
75,000	Baxter International, Inc. (United States)	4,922,250
80,000	Olympus Corp. (Japan)	2,338,218
		7,260,468
	Hotels, Restaurants & Leisure: 0.6%
28,300	Accor SA (France)	1,511,401

	Household & Personal Products: 1.0%
60,000	Kao Corp. (Japan)	1,609,052
100,000	Natura Cosmeticos (Brazil)	972,200
		2,581,252
	Insurance: 2.3%
135,000	Aviva PLC (United Kingdom)	1,174,255
9,000	Muenchener Rueckversicherungs AG (Germany)	1,361,946
138,000	Storebrand ASA (Norway)	820,194
42,000	Swiss Reinsurance (Switzerland)	2,331,229
		5,687,624
	Materials: 9.5%
20,900	Air Liquide (France)	2,296,576
24,900	Air Products & Chemicals, Inc. (United States)	1,705,401
16,000	Linde AG (Germany)	1,713,548
300,000	Nine Dragons Paper (Hong Kong)	112,227
47,000	Novozymes A/S - Class B (Denmark)	4,188,351
45,000	Nucor Corp. (United States)	1,777,500
50,000	Praxair, Inc. (United States)	3,587,000
60,000	Schnitzer Steel Industries, Inc. (United States)	2,354,400
11,500	Sonoco Products Co. (United States)	341,320
221,790	Svenska Cellulosa AB - Class B (Sweden)	2,349,504
600,000	Teijin Ltd. (Japan)	1,802,916
50,000	Umicore (Belgium)	1,544,099
		23,772,842
	Media: 0.6%
100,000	British Sky Broadcasting Group PLC (United Kingdom)	743,988
69,253	Reed Elsevier PLC (United Kingdom)	689,600
		1,433,588
	Pharmaceuticals & Biotechnology: 7.2%
110,200	Bristol-Myers Squibb Co. (United States)	2,297,670
40,000	H.Lundbeck A/S (Denmark)	760,490
160,000	Novartis AG (Switzerland)	8,423,929
27,600	Novo-Nordisk A/S - ADR (Denmark)	1,413,120
95,000	Novo-Nordisk A/S - Class B (Denmark)	4,925,018
		17,820,227
	Real Estate: 2.2%
75,000	British Land Co. PLC (United Kingdom)	1,011,646
39,870	Potlatch Corp. (United States)	1,849,569
65,000	ProLogis (United States)	2,682,550
		5,543,765
	Retailing: 4.0%
32,000	Hennes & Mauritz AB - Class B (Sweden)	1,310,266
700,000	Kingfisher PLC (United Kingdom)	1,668,758
200,000	Marks & Spencer Group PLC (United Kingdom)	730,529
275,000	Staples, Inc. (United Kingdom)	6,187,500
		9,897,053
	Semiconductors & Semiconductor Equipment: 2.4%
115,000	Applied Materials, Inc. (United States)	1,739,950
160,000	Intel Corp. (United States)	2,996,800
124,000	STMicroelectronics NV - ADR (Switzerland)	1,262,320
		5,999,070
	Software & Services: 3.8%
49,000	Adobe Systems, Inc. (United States) (a)	1,934,030
60,000	Autodesk, Inc. (a) (United States)	2,013,000
13,000	Google, Inc. (a) (United States)	5,206,760
10,000	VMware, Inc. (a) (United States)	266,400
		9,420,190
	Technology Hardware & Equipment: 10.7%
118,800	Agilent Technologies, Inc. (United States) (a)	3,523,608
99,950	Canon, Inc. (Japan)	3,789,192
92,000	Dell, Inc. (United States) (a)	1,516,160
25,000	EMC Corp. (United States) (a)	247,000
84,000	Ericsson Telephone Co. - ADR (United States)	792,120
62,300	Hewlett-Packard Co. (United States)	2,880,752
46,000	International Business Machines Corp. (United States)	5,380,160
87,000	Netapp, Inc. (United States) (a)	1,586,010
248,000	Nokia OYJ - ADR (Finland)	4,625,200
7,000	Sunpower Corp. - Class A (United States) (a)	496,510
70,000	Tandberg ASA (Norway)	953,797
78,900	Xerox Corp. (United States) (a)	909,717
		26,700,226
	Telecommunication Services: 1.5%
300,000	BT Group PLC (United Kingdom)	869,711
3,300	Swisscom AG (Switzerland)	983,455
81,000	Telefonica SA (Spain)	1,925,979
		3,779,145
	Transportation: 3.9%
24,000	Canadian Pacific Railway Ltd. (Canada) (a)	1,286,991
98,000	Deutsche Post AG (Germany)	2,055,785
370	East Japan Railway Co. (Japan)	2,759,325
80,000	Mitsui OSK Lines Ltd. (Japan)	695,069
375,000	MTR Corp. (Hong Kong)	1,107,278
23,000	National Express Group (United Kingdom)	332,585
55,000	TPG NV (Venezuela)	1,523,867
		9,760,900
	Utilities: 5.9%
35,000	EDF Energies Nouvelles SA (France)	1,743,937
145,000	EDP Renovaveis SA (Spain) (a)	1,141,089
375,000	Iberdrola Renovables (Spain) (a)	1,638,556
110,000	National Grid PLC (United Kingdom)	1,396,234
40,000	Oest Elektrizitats (Austria)	2,461,668
24,000	Ormat Technologies, Inc. (United States)	871,920
40,000	Red Electrica De Espana (Spain)	2,036,851
127,000	Severn Trent PLC (United Kingdom)	3,081,590
40,049	Trustpower Ltd. (New Zealand)	211,936
		14,583,781
	TOTAL COMMON STOCKS
	(Cost $213,453,943)	204,969,621

	PREFERRED STOCK: 1.5%
	Household & Personal Products: 1.5%
100,000	Henkel KGaA (Germany)	3,654,651
	TOTAL PREFERRED STOCK
	(Cost $3,312,125)	3,654,651

Principal
	SHORT-TERM INVESTMENTS: 16.9%
	Certificates of Deposit: 1.2%
	New Resource Bank
$104,340	4.000%, 12/22/2008	104,340
314,709	2.730%, 02/19/2009	314,709
300,000	1.780%, 04/23/2009	300,000
500,000	1.780%, 07/23/2009	500,000
	Permaculture
24,412	2.000%, 03/27/2009	24,412
	Self-Help Credit Union
100,000	3.050%, 08/20/2009	100,000
	Shorebank
200,000	4.220%, 10/16/2008	200,000
95,000	3.980%, 11/06/2008	95,000
209,096	2.820%, 02/12/2009	209,096
100,000	2.520%, 02/26/2009	100,000
300,000	2.140%, 03/26/2009	300,000
200,000	2.210%, 04/23/2009	200,000
100,000	2.330%, 05/28/2009	100,000
286,650	2.850%, 08/13/2009	286,650
95,000	3.000%, 01/20/2010	95,000
	Wainwright
100,000	4.360%, 01/18/2009	100,000
		3,029,207
Shares
	Money Market: 15.7%
38,950,972	Fidelity Money Market Portfolio	38,950,972

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $41,980,179)	41,980,179

	TOTAL INVESTMENTS: 100.7%
	(Cost $258,746,247)	250,604,451
	Liabilities in Excess of Other Assets: (0.7%)	(1,825,910)
	TOTAL NET ASSETS: 100.0%	$248,778,541

(a)	Non-income producing security
ADR	American Depository Receipt
GDR	Global Depository Receipt

The cost basis of investments for federal income tax purposes at September 30, 2008 was as follows+:

Cost of investments		$258,746,247
Gross unrealized appreciation		28,432,070
Gross unrealized depreciation		(36,573,867)
Net unrealized depreciation		$(8,141,797)

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Portfolio 21 Fund

FAS 157 - Summary of Fair Value Exposure at September 30, 2008

In September 2006, the Financial Accounting Standards Board issued Standard No. 157, "Fair Value Measurements" ("FAS 157") effective for fiscal years beginning after November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable.  The Portfolio 21 Fund has adopted FAS 157 effective September 30, 2008. A summary of the fair value hierarchy under FAS 157 is described below:

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio 21 Fund's net assets as of September 30, 2008:

Description	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted prices	$208,248,522	$37,771,511
Level 2 - Other significant observable inputs	3,029,207	-
Level 3 - Significant unobservable inputs	-	-
Total	$211,277,729	$37,771,511

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, written options, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Country	Percent of Net Assets
AUSTRALIA	0.68
AUSTRIA	0.99
BELGIUM	0.93
BRAZIL	0.39
CANADA	1.09
CHINA	0.32
DENMARK	6.01
FINLAND	1.86
FRANCE	3.61
GERMANY	4.82
HONG KONG	0.49
ITALY	0.56
JAPAN	7.93
NETHERLANDS	0.71
NEW ZEALAND	0.08
NORWAY	0.92
SINGAPORE	0.17
SPAIN	3.54
SWEDEN	6.1
SWITZERLAND	5.2
UNITED KINGDOM	9.00
UNITED STATES	44.7
VENEZUELA	0.6
Liabilities in Excess of Other Assets	-0.7
100

* Because tax adjustments are calculated annually, the above table does not reflect tax

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)      /s/Robert M. Slotky
Robert M. Slotky, President

Date  November 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/Robert M. Slotky
Robert M. Slotky, President

            Date  November 25, 2008

By (Signature and Title)*   /s/Eric W. Falkeis
Eric W. Falkeis, Treasurer

Date  November 25, 2008

* Print the name and title of each signing officer under his or her signature.